EXHIBIT 99.1

Table for Form ABS-15G (repurchase reporting)
Marathon Asset Management, L.P.
Name of the Issuing Entity	Check if Registered	Name of Originator	Total Asset in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)		(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Asset Type: Consumer Installment Loans
Consumer Underlying Bond Securitization, Series 2018-1		LendingClub	13,989(1)	$227,092,851.77(2)	100%(3)	0	$0	0%	1(4)	$16,030.38(5)	0.01%(6)	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%

(1)       Represents the total number of LendingClub-originated assets in ABS at the time of issuance of the related ABS. After giving effect to assets added during the applicable revolving period for the ABS, the highest total number of LendingClub-originated assets in ABS during the quarterly period was 17,547.

(2)       Represents the total loan balance of LendingClub-originated assets in ABS at the time of issuance of the related ABS. After giving effect to assets added during the applicable revolving period for the ABS, the highest total loan balance of LendingClub-originated assets in ABS during the quarterly period was $254,494,803.13.

(3)       Represents the percentage of total loan balance of LendingClub-originated assets in ABS at the time of issuance of the related ABS, as a percentage of total loan balance of assets in the related ABS at such time.

(4)       Represents the total number of LendingClub-originated assets in ABS that were repurchased during the quarterly period.

(5)       Represents the total loan balance of LendingClub-originated assets in ABS that were repurchased during the quarterly period.

(6)       Represents the percentage of total loan balance of LendingClub-originated assets in ABS that were repurchased during the quarterly period, as a percentage of total loan balance of assets in the related ABS at the time of the repurchase (rounded to the nearest hundredth of a percentage point).